Loss Per Share (Tables) - Hoya Intermediate, LLC	12 Months Ended
Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net loss per share of Class A common stock and represents the period from October 18, 2021 to December 31, 2021, the period where the Company had Class A and Class B common stock outstanding (in thousands, except share and per share data):

October 18, 2021 through December 31, 2021
Numerator—basic:
Net loss	$(6,293)
Less: Loss attributable to redeemable noncontrolling interests	3,010

Net loss attributable to Class A Common Stockholders—basic	(3,283)

Denominator—basic:
Weighted average Class A common stock outstanding—basic	77,498,775

Net loss per Class A common stock—basic	$(0.04)

Numerator—diluted:
Net loss attributable to Class A Common Stockholders—basic	$(3,283)
Net loss effect of dilutive securities:
Effect of dilutive Hoya Intermediate Warrants	(123)

Net loss attributable to Class A Common Stockholders—diluted	(3,406)

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	77,498,775
Weighted average effect of dilutive securities:
Effect of dilutive Hoya Intermediate Warrants	—

Weighted average Class A common stock outstanding—diluted	77,498,775

Net loss per Class A common stock—diluted	$(0.04)

Summary of Potentially Dilutive Securities
The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the period presented:

For the Year Ended December 31,
2021
RSUs	1,378,111
Stock options	4,061,486
Class A Warrants	24,652,569
Exercise Warrants	34,000,000
Hoya Intermediate Warrants	4,000,000
Shares of Class B common stock	118,200,000